Discontinued Operation (Operating Results Of Discontinued Operation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operation [Abstract]
Total interest income	$ 130.7	$ 178.3	$ 260.0
Total interest expense	(77.2)	(231.8)	(290.2)
Other income	0.9	38.3	(1.4)
Operating expenses	(14.5)	(24.2)	(35.9)
Income before provision for income taxes	39.9	(39.4)	(67.5)
Provision for income taxes	(8.6)	(17.1)	(1.6)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total	$ 31.3	$ (56.5)	$ (69.1)